9. WARRANTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Number of Warrant, Outstanding	14,106,763	15,448,056
Remaining Life in Years, Outstanding	8 years 9 months 7 days	2 years 5 months 9 days
Shares Under warrants, Exercisable	13,379,930	15,448,056
Warrant 5 [Member]
Exercise Price per Share, Outstanding		$ 0.83
Number of Warrant, Outstanding		100,000
Remaining Life in Years, Outstanding		4 years 15 days
Shares Under warrants, Exercisable		100,000
Warrant 4 [Member]
Remaining Life in Years, Outstanding		3 years 3 months 8 days
Warrant 6 [Member]
Exercise Price per Share, Outstanding		$ 0.9
Number of Warrant, Outstanding		9,725,002
Remaining Life in Years, Outstanding		2 years 9 months 3 days
Shares Under warrants, Exercisable		9,725,002
Warrant 7 [Member]
Exercise Price per Share, Outstanding		$ 1
Number of Warrant, Outstanding		796,000
Remaining Life in Years, Outstanding		11 months 4 days
Shares Under warrants, Exercisable		796,000
Warrant 5 [Member]
Exercise Price per Share, Outstanding	$ 0.9
Number of Warrant, Outstanding	5,070,002
Remaining Life in Years, Outstanding	1 year 11 months 19 days
Shares Under warrants, Exercisable	5,070,002
Warrant 4 [Member]
Exercise Price per Share, Outstanding	$ 0.83	$ 0.6
Number of Warrant, Outstanding	100,000	50,000
Remaining Life in Years, Outstanding	2 years 6 months 7 days
Shares Under warrants, Exercisable	100,000	50,000
Warrant 1 [Member]
Exercise Price per Share, Outstanding	$ 0.5	$ 0.001
Number of Warrant, Outstanding	3,056,670	1,000,000
Remaining Life in Years, Outstanding	2 years 6 months 7 days	1 year 6 months 10 days
Shares Under warrants, Exercisable	3,056,670	1,000,000
Warrant 2 [Member]
Exercise Price per Share, Outstanding	$ 0.6	$ 0.4
Number of Warrant, Outstanding	50,000	1,604,041
Remaining Life in Years, Outstanding	4 years 9 months 22 days	2 months 23 days
Shares Under warrants, Exercisable	50,000	1,604,041
Warrant 3 [Member]
Exercise Price per Share, Outstanding	$ 0.65	$ 0.5
Number of Warrant, Outstanding	2,364,000	1,619,338
Remaining Life in Years, Outstanding	3 years 3 months 19 days	4 years 1 month 20 days
Shares Under warrants, Exercisable	2,364,000	1,619,338
Warrant Total
Number of Warrant, Outstanding	11,864,347
Remaining Life in Years, Outstanding	3 years 15 days
Shares Under warrants, Exercisable	11,864,347
Warrant 6 [Member]
Exercise Price per Share, Outstanding	$ 1
Number of Warrant, Outstanding	670,000
Remaining Life in Years, Outstanding	2 months 19 days
Shares Under warrants, Exercisable	670,000
Warrant 7 [Member]
Exercise Price per Share, Outstanding	$ 1.06
Number of Warrant, Outstanding	146,200
Remaining Life in Years, Outstanding	1 year 2 months 23 days
Shares Under warrants, Exercisable	146,200
Warrant 8 [Member]
Exercise Price per Share, Outstanding	$ 3	$ 1.06
Number of Warrant, Outstanding	407,475	146,200
Remaining Life in Years, Outstanding	1 year 1 month 9 days	1 year 11 months 23 days
Shares Under warrants, Exercisable	407,475	146,200
Warrant 9 [Member]
Exercise Price per Share, Outstanding		$ 3
Number of Warrant, Outstanding		407,475
Remaining Life in Years, Outstanding		1 year 10 months 10 days
Shares Under warrants, Exercisable		407,475